Stock-Based Compensation	12 Months Ended
Dec. 31, 2022
Stock-Based Compensation
Stock-Based Compensation
(9)	Stock-Based Compensation

Amended And Restated 2015 Equity Incentive Plan

In April 2015, the board of directors of Tempo prior to the Merger (“Legacy Tempo”) adopted the 2015 Equity Incentive Plan (“the 2015 Plan”), which was subsequently approved by the Company’s stockholders. The 2015 Plan was terminated in connection upon the Closing, and accordingly, no shares are currently available for grant under the 2015 Plan. The 2015 Plan continues to govern outstanding awards granted thereunder.

The 2015 Plan permits the granting of incentive stock options, non-statutory stock options, and restricted stock to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to employees and consultants, and to promote the success of the Company’s business. The board of directors, at its sole discretion, shall determine the exercise price but subject to certain terms in the Plan.

Options granted under the 2015 Plan expire 10 years from the date of grant. First time grants of incentive stock options and non-statutory options generally vest at a rate of 25% on the first anniversary of the grant date and then ratably monthly over the next three years. Upon termination of employment, any unvested options are automatically returned to the Company. In general, vested options that were not exercised within three months after termination are surrendered back to the Company.

In general, the awards issued by the Company are service based options, however, in July 2020, the Company issued 258,368 performance-based options to the chief financial officer of the Company which vest 100% subject to the occurrence of a qualified transaction within 36 months of its date of grant. Additionally, in March 2021, the Company issued 1,245,641 performance-based options to management employees and board of directors which vest 100% subject to the occurrence of a qualified transaction. In November 2021, the Company’s board of directors approved to (i) reduce the July 2020 grant achievement period by approximately six months; and (ii) extend the March 2021 grants achievement period by 12 months. During the three months ended December 31, 2022, the performance condition was achieved for 1,071,909 options, or 182,787 post-Merger common stock, and therefore vested. An additional 127,056 options, or 21,667 post-Merger common stock, will vest monthly over the next twelve months. The Company recognized expense associated with these options in the amount of $6.4 million for the year ended December 31, 2022. The unrecognized expense associated with the remaining options is $0.7 million as of December 31, 2022.

In March 2022, one of the Company’s executives was terminated and the 330,708 unvested options were modified to include a performance condition. The unvested options will vest upon a change of control within three months of the modification date. As of June 30, 2022, the performance condition was not met. As a result, no stock-based compensation was recorded and the unvested options were forfeited during the three months ended June 30, 2022.

In August 2022, the Company’s board of directors approved the (i) modification of 867,461 unvested service-based options of three terminated executives to include a performance condition; (ii) cancellation of 254,113 performance options issued in March 2021 and (iii) modification of 50,931 performance options granted in March 2021 to reduce the grant achievement period to November 2022. In November 2022, management determined the performance condition for the 918,392 modified performance options was not met. As a result, no stock-based compensation was recorded, and the unvested options were forfeited during the three months ended December 31, 2022.

2022 Incentive Award Plan

In November 2022, the board of directors adopted the 2022 Incentive Award Plan (“the 2022 Plan”), which was subsequently approved by the Company’s stockholders. The 2022 Plan provides that the initial aggregate number of shares of common stock available for issuance shall be the sum of (i) 12% of the total number of issued and outstanding shares of common stock on a fully diluted basis as of the Closing, which the Board has determined to be 3,896,412 shares of common stock (the “Initial Plan Reserve”) and (ii) an annual increase on the first day of each calendar year beginning on and including January 1, 2023 and ending on and including January 1, 2032, equal to the lesser of (A) a number equal to five percent (5%) of the aggregate number of shares of common stock outstanding on the final day of the immediately preceding calendar year and (B) such smaller number of shares of common stock as is determined by the Board (the “2022 Plan Evergreen Increase”).

The 2022 Plan permits the granting of incentive stock options, restricted stock, restricted stock unit, cash-based awards and stock appreciation rights to attract, retain and motivate persons who make (or are expected to make) important contributions to the Company by providing these individuals with equity ownership opportunities and/or equity-linked compensatory opportunities. The board of directors, at its sole discretion, will establish each option’s and stock appreciation right’s exercise price and specify the exercise price in the award agreement of each holder.

Options and stock appreciation rights granted under the 2022 Plan expire 10 years from the date of grant.

First time grants of incentive stock options and non-statutory options generally vest at a rate of 25% on the first anniversary of the grant date and then ratably monthly over the next three years. Upon termination of employment, any unvested options are automatically returned to the Company. In general, vested options that were not exercised within three months after termination are surrendered back to the Company. These options are added back to the Plan and made available for future grants.

As of December 31, 2022, there were 2,639,329 common shares, available for issuance under the 2022 Plan.

Restricted Stock Unit Issuance

On September 9, 2022, Tempo issued 9,500,000 retention awards in the form of restricted stock units of Tempo (“Tempo RSUs”) to certain eligible employees and directors of Tempo. On September 23, 2022, ACE and Tempo entered into the Second Amendment to the Amended and Restated Agreement and Plan of Merger, pursuant to which the parties agreed, among other things, that all awards of Tempo RSUs that are outstanding at the closing of the Business Combination will, at the Effective Time, be converted into (a) restricted stock unit awards covering shares of Tempo common stock (“Tempo RSUs”) and (b) the right to receive a number of Tempo Earnout Shares.

Out of the above approved and issued RSUs, 4,750,000 RSUs were subject to service-based conditions which shall vest at a rate of 33.33% on the first anniversary of the grant date and then ratably quarterly over the next two years. The Company recorded $29 thousand in compensation expense for these service-based RSUs for the year ended December 31, 2022.

The remaining 4,750,000 RSUs were subject to performance-based conditions, 50% of which will vest upon achieving $15.0 million in quarterly revenue of Tempo and the remaining 50% will vest upon achieving $5.0 million in adjusted EBITDA of Tempo. The total fair value of these performance based RSUs was $4.3 million as of the issuance date of September 27, 2022. The Company recorded no compensation expense for these performance based RSUs for the year ended December 31, 2022 as achievement of the vesting condition was not deemed probable of occurring.

Option and RSU Activity

A summary of cumulative option activity under the 2015 Plan and the 2022 Plan is as follows:

	Options outstanding
		Weighted	Weighted
		average	average	Aggregate
	Number of	exercise price	contractual term	intrinsic value
	shares	per share	(in years)	(in thousands)

Outstanding – January 1, 2022	16,457,475	$1.36	7.96	$104,554
Retrospective application of recapitalization	(13,651,211)	6.85
Adjusted balance – beginning of period	2,806,264	8.21	7.96	104,554
Options granted	705,520	6.85
Options exercised	(8,184)	6.01
Options forfeited	(713,205)	13.33
Options expired	(36,196)	6.92
Outstanding – December 31, 2022	2,754,199	4.73	7.46	77
Vested during the period	627,299	9.25	6.75	—
Vested at end of period	1,894,115	6.52	5.69	77
Exercisable at the end of the period	1,894,115	6.52	5.69	77
Shares expected to vest	860,064	5.24	9.20	—
Vested and expected to vest	2,549,745	6.26	6.71	77

The following is a summary of the 2015 Plan RSU activity for the year ending December 31, 2022:

		Weighted-
	Number of Awards	Average
	Outstanding	Grant Date Fair Value
Unvested Balance – January 1, 2022	—	$—
Granted	1,662,620	22.25
Forfeited	(42,630)	22.59
Unvested Balance – December 31, 2022	1,619,990	22.25

Determination of Fair Value

The Company estimates the fair value of share-based compensation for stock options and restricted stock units utilizing the BSM option pricing model, which is dependent upon several variables, discussed below. These amounts are estimates and, thus, may not be reflective of actual future results, nor amounts ultimately realized by recipients of these grants. The Company recognizes compensation using the straight-line basis over the requisite service period, which is generally the vesting period of the respective award.

Fair Value of Common Stock: The fair value of our common stock underlying the stock option awards is determined by the board. Given the absence of a public trading market, the board considered numerous objective and subjective factors to determine the fair value of our common stock at each meeting at which awards are approved. These factors included, but are not limited to: (i) contemporaneous third-party valuations of common stock; (ii) the rights, preferences and privileges of convertible preferred stock relative to common stock; (iii) the lack of marketability of common stock; (iv) stage and development of the Company’s business; (v) general economic conditions; and (vi) the likelihood of achieving a liquidity event, such as an initial public offering (“IPO”) or sale of the Company, given prevailing market conditions. To evaluate the fair value of the underlying shares for grants between two independent valuations and after the last independent valuation, a linear interpolation framework is used to evaluate the fair value of the underlying shares.

Expected Term: The expected term represents the period that the Company’s stock-based awards are expected to be outstanding and primarily calculated as the average of the option vesting and contractual terms, based on the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.

Expected Volatility: Since the Company does not have a trading history of its common stock, the expected volatility was derived from the average historical stock volatilities of several public companies within the Company’s industry that it considers to be comparable to its business over a period equivalent to the expected term of the stock option grants.

Risk-Free-Interest-Rate: The Company bases the risk-free interest rate on the implied yield available on U.S. Treasury zero-coupon issues with remaining term equivalent to expected term.

Expected Dividend: The Company has not issued any dividends in its history and does not expect to issue dividends over the life of the options and, therefore, has estimated the dividend yield to be zero.

The following assumptions were used to calculate the fair value of options granted during the year ended December 31, 2022:

During the Year Ended
December 31,
2022
Expected term	0.50 – 6.00 years
Expected volatility	55.92% – 70.39%
Risk-free interest rate	1.54% – 3.71%
Expected dividends	0%

Stock-Based Compensation Expense

The following table summarizes stock-based compensation expense and its allocation within the accompanying consolidated statements of operations during the years ended December 31, 2022 and 2021 (in thousands):

	2022	2021
Cost of goods sold	$501	$276
Research and development	1,615	540
Sales and marketing	465	402
General and administrative	8,708	1,320
Total stock-based compensation expense	$11,289	$2,538

As of December 31, 2022, there were a total of $3.4 million and $6.9 million of unrecognized employee compensation costs related to service-based options and RSUs, respectively. Such compensation cost is expected to be recognized over a weighted-average period of approximately 2.49 years and 2.69 years for service-based options and RSUs, respectively.

As of December 31, 2022, there were a total of $0.7 million of unrecognized employee compensation costs related to performance-based options. Such compensation cost is expected to be recognized over a weighted-average period of approximately 0.95 years for performance-based options.

Earnout Shares

During the period from the date of the Merger through December 31, 2022, the Company did not record stock-based compensation expense associated with the 1,824,463 Earnout Shares issued concurrently with the Merger as the performance conditions associated with the Earnout Shares were not deemed probable of achievement. Unrecognized stock-based compensation expense for Earnout Shares with a performance-based vesting condition that was not deemed probable of occurring as of December 31, 2022, is $2.1 million which is expected to vest subject to the performance-based vesting condition being satisfied or deemed probable.